Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WELLESLEY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jan. 25, 2019
Document Creation Date	dei_DocumentCreationDate	Feb. 21, 2019